Summary of Activity for Nonvested Restricted Shares (Detail) - Nonvested Restricted Stock - $ / shares shares in Thousands	12 Months Ended
	May 31, 2018	May 31, 2017	May 31, 2016
Weighted-Average Grant-Date Fair Value
Beginning balance	$ 43.32
Granted	52.62	$ 50.84	$ 46.17
Vested	40.21
Forfeited	43.71
Ending balance	$ 45.85	$ 43.32
Shares
Beginning balance	2,300
Granted	262
Vested	(745)
Forfeited	(62)
Ending balance	1,755	2,300